Personnel expenses and employee information (Tables)	12 Months Ended
Dec. 31, 2019
Compensation Related Costs [Abstract]
Personnel Expenses for All Payroll Employees
Personnel expenses for all payroll employees were as follows:

Year ended December 31	2017	2018	2019
(in millions)	€	€	€

Wages and salaries	1,492.8	1,777.9	2,124.4
Social security expenses	119.6	146.3	181.9
Pension and retirement expenses	100.8	122.0	152.5
Share-based payments	53.1	46.3	74.6
Personnel expenses	1,766.3	2,092.5	2,533.4

Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector
The total number of payroll and temporary employees as of December 31 in FTEs per sector was:

As of December 31	2017	2018	2019
(in FTE)

Customer Support	5,051	5,674	5,953
Manufacturing and Supply Chain Management	4,909	5,779	5,933
Strategic Supply Management	203	267	326
General & Administrative	1,517	1,701	1,898
Sales and Mature Products and Services	184	559	624
Research & Development	7,352	9,267	10,166
Total	19,216	23,247	24,900
Less: Temporary employees	2,997	3,203	1,681
Payroll employees	16,219	20,044	23,219